Commitments and Contingencies (Details 1) (A'cheng Lease [Member], USD $)	Dec. 31, 2013
A'cheng Lease [Member]
Future minimum rental payments required under the related party operating leases
2014
2015
2016
2017	20,167
2018
Thereafter	28,234
Total	$ 48,401